Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	FORTUNA MINING CORP.
Entity Central Index Key	0001341335
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Securities Act File Number	001-35297
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1111 Melville Street
Entity Address, Address Line Two	Suite 820
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3V6
Entity Address, Country	CA
City Area Code	604
Local Phone Number	484-4085
Title of 12(b) Security	Common Shares
Trading Symbol	FSM
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	306,587,630
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, Canada
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	850 Library Ave
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates